VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2018
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	7		1
Number of years before option to buy vessel is available	6 years			6 years
Depreciation | $	$ 41,309	$ 41,300	$ 40,000
14,000 TEU Containership
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	4
10,600 TEU Containership
Vessels under capital lease, net [Line Items]
Number of vessels accounted for under finance leases	3
Minimum
Vessels under capital lease, net [Line Items]
Term of lease or charter	6 years			6 years
Maximum
Vessels under capital lease, net [Line Items]
Term of lease or charter	11 years			11 years